Taxation - Schedule of Income Tax (Benefit) Expense (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Income Tax (Benefit) Expense [Abstract]
Current income tax expenses
Deferred income tax benefit				(5,451)
Total				¥ (5,451)